Accounts Payable and Accrued Liabilities - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Accounts payable due to bank	$ 11.8	$ 14.7
Settlement of accounts payable outstanding	1 year